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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/10
*     Funds included are: Invesco Mid-Cap Value Fund and Invesco Van Kampen Technology Fund.

Item 1. Schedule of Investments.

Invesco Mid-Cap Value Fund
(formerly known as Morgan Stanely Mid-Cap Value Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	MS-MCV-QTR-1 05/10	Invesco Advisors, Inc.

Invesco Mid-Cap Value Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (96.7%)
	Aerospace & Defense (3.4%)
53,476	Goodrich Corp.	$3,711,234

	Auto Components (1.0%)
16,200	Lear Corp. (a)	1,096,254

	Automobiles (2.4%)
87,476	Harley-Davidson, Inc.	2,642,650

	Beverages (2.1%)
86,800	Coca-Cola Enterprises, Inc.	2,265,480

	Building Products (2.6%)
63,700	Lennox International, Inc.	2,850,575

	Capital Markets (4.9%)
144,800	Charles Schwab Corp. (The)	2,366,032
57,927	Northern Trust Corp.	2,943,271

		5,309,303

	Chemicals (7.3%)
36,600	PPG Industries, Inc.	2,344,962
109,180	Valspar Corp.	3,424,977
88,300	WR Grace & Co. (a)	2,263,129

		8,033,068

	Commercial Banks (5.4%)
87,500	BB&T Corp.	2,646,000
60,000	Comerica, Inc.	2,286,000
28,336	Wintrust Financial Corp.	1,010,462

		5,942,462

	Commercial Services & Supplies (3.5%)
113,500	Avery Dennison Corp.	3,879,430

	Computers & Peripherals (1.9%)
71,680	Diebold, Inc.	2,077,286

	Containers & Packaging (2.3%)
82,700	Sonoco Products Co.	2,556,257

	Electric Utilities (4.2%)
74,700	Edison International	2,417,292
123,500	Great Plains Energy, Inc.	2,167,425

		4,584,717

	Electronic Equipment, Instruments & Components (2.1%)
357,024	Flextronics International Ltd. (Singapore) (a)	2,342,078

	Food & Staples Retailing (2.4%)
88,100	Sysco Corp.	2,626,261

	Food Products (2.6%)
115,920	ConAgra Foods, Inc.	2,802,946

	Health Care Equipment & Supplies (2.2%)
42,210	Beckman Coulter, Inc.	2,424,542

	Health Care Providers & Services (7.2%)
192,200	Brookdale Senior Living, Inc. (a)	3,380,798
110,366	Healthsouth Corp. (a)	2,191,869
40,500	Henry Schein, Inc. (a)	2,284,605

		7,857,272

	Hotels, Restaurants & Leisure (2.0%)
51,300	Darden Restaurants, Inc.	2,200,770

	Household Durables (2.9%)
190,410	Newell Rubbermaid, Inc.	3,172,231

	Information Technology Services (3.9%)
156,231	Fidelity National Information Services, Inc.	4,299,477

	Insurance (8.8%)
71,621	ACE Ltd. (Switzerland)	3,520,888
101,153	Marsh & McLennan Cos., Inc.	2,206,147

Invesco Mid-Cap Value Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE

126,400	Willis Group Holdings PLC (Ireland)		$3,870,368

			9,597,403

	Machinery (6.2%)
94,890	Pentair, Inc.		3,260,420
79,800	Snap-On, Inc.		3,527,160

			6,787,580

	Multi-Utilities (2.0%)
45,493	Wisconsin Energy Corp.		2,229,157

	Office Electronics (3.2%)
128,700	Zebra Technologies Corp. (Class A) (a)		3,539,250

	Oil, Gas & Consumable Fuels (7.4%)
265,820	El Paso Corp.		3,014,399
49,700	Pioneer Natural Resources Co.		3,165,890
98,900	Williams Cos., Inc. (The)		1,953,275

			8,133,564

	Real Estate Investment Trusts (REITs) (1.4%)
73,600	Weingarten Realty Investors		1,535,296

	Thrifts & Mortgage Finance (1.4%)
87,600	Washington Federal, Inc.		1,513,728

	Total Common Stocks (Cost $103,778,889)		106,010,271

NUMBER OF
SHARES (000)
	Short-Term Investment (b) (3.4%)
	Investment Company
3,683	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,683,390)		3,683,390

	Total Investments (Cost $107,462,279) (c)	100.1%	109,693,661
	Liabilities in Excess of Other Assets	(0.1)	(148,013)

	Net Assets	100.0%	$109,545,648

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Invesco Mid-Cap Value Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$3,711,234	$3,711,234	—	—
Auto Components	1,096,254	1,096,254	—	—
Automobiles	2,642,650	2,642,650	—	—
Beverages	2,265,480	2,265,480	—	—
Building Products	2,850,575	2,850,575	—	—
Capital Markets	5,309,303	5,309,303	—	—
Chemicals	8,033,068	8,033,068	—	—
Commercial Banks	5,942,462	5,942,462	—	—
Commercial Services & Supplies	3,879,430	3,879,430	—	—
Computers & Peripherals	2,077,286	2,077,286	—	—
Containers & Packaging	2,556,257	2,556,257	—	—
Electric Utilities	4,584,717	4,584,717	—	—
Electronic Equipment, Instruments & Components	2,342,078	2,342,078	—	—
Food & Staples Retailing	2,626,261	2,626,261	—	—
Food Products	2,802,946	2,802,946	—	—
Health Care Equipment & Supplies	2,424,542	2,424,542	—	—
Health Care Providers & Services	7,857,272	7,857,272	—	—
Hotels, Restaurants & Leisure	2,200,770	2,200,770	—	—
Household Durables	3,172,231	3,172,231	—	—
Information Technology Services	4,299,477	4,299,477	—	—
Insurance	9,597,403	9,597,403	—	—
Machinery	6,787,580	6,787,580	—	—
Multi-Utilities	2,229,157	2,229,157	—	—
Office Electronics	3,539,250	3,539,250	—	—
Oil, Gas & Consumable Fuels	8,133,564	8,133,564	—	—
Real Estate Investment Trusts (REITs)	1,535,296	1,535,296	—	—
Thrifts & Mortgage Finance	1,513,728	1,513,728	—	—

Total Common Stocks	106,010,271	106,010,271	—	—

Short-Term Investment — Investment Company	3,683,390	3,683,390	—	—

Total	$109,693,661	$109,693,661	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that

Invesco Mid-Cap Value Fund*
Portfolio of Investments ▪ May 31, 2010 (unaudited) continued
day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

*	On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees/Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Invesco Van Kampen Technology Fund
(formerly known as Van Kampen Technology Fund)
Quarterly Schedule of Portfolio Holdings
May 31, 2010

invesco.com	VK-TEC-QTR-1 05/10	Invesco Advisors, Inc.

Invesco Van Kampen Technology Fund
Portfolio of Investments — May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.8%
Application Software 3.8%
Adobe Systems, Inc. (a)	99,700	$3,198,376
Intuit, Inc. (a)	36,800	1,315,232

		4,513,608

Communications Equipment 14.3%
Cisco Systems, Inc. (a)	53,900	1,248,324
CommScope, Inc. (a)	117,300	3,307,860
Corning, Inc.	74,600	1,300,278
QUALCOMM, Inc.	89,900	3,196,844
Research In Motion Ltd. (Canada) (a)	50,600	3,071,420
Telefonaktiebolaget LM Ericsson — ADR (Sweden)	127,800	1,283,112
Tellabs, Inc.	385,200	3,466,800

		16,874,638

Computer Hardware 3.8%
Fujitsu Ltd. (Japan)	498,000	3,187,466
Hewlett-Packard Co.	27,800	1,279,078

		4,466,544

Computer Storage & Peripherals 15.5%
Lexmark International, Inc., Class A (a)	127,400	4,783,870
SanDisk Corp. (a)	81,100	3,780,882
Seagate Technology (Cayman Islands) (a)	197,300	3,030,528
Western Digital Corp. (a)	90,900	3,164,229
Xyratex Ltd. (Bermuda) (a)	218,500	3,546,255

		18,305,764

Data Processing & Outsourced Services 5.0%
Alliance Data Systems Corp. (a)	18,600	1,314,276
MasterCard, Inc., Class A	16,200	3,268,674
Western Union Co.	81,600	1,302,336

		5,885,286

Invesco Van Kampen Technology Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Electronic Equipment Manufacturers 11.3%
Hitachi Ltd. (Japan)	826,000	$3,428,168
LG Display Co., Ltd. (Republic of Korea (South Korea))	94,780	3,428,753
Murata Manufacturing Co., Ltd. (Japan)	66,300	3,228,760
Nippon Electric Glass Co., Ltd. (Japan)	251,000	3,226,314

		13,311,995

Human Resource & Employment Services 2.6%
Monster Worldwide, Inc. (a)	205,800	3,043,782

Internet Software & Services 5.3%
Equinix, Inc. (a)	33,800	3,109,938
Yahoo!, Inc. (a)	207,700	3,186,118

		6,296,056

IT Consulting & Other Services 1.2%
Cognizant Technology Solutions Corp., Class A (a)	27,000	1,351,080

Semiconductor Equipment 14.4%
Aixtron AG (Germany)	46,853	1,264,361
MEMC Electronic Materials, Inc. (a)	411,500	4,670,525
Novellus Systems, Inc. (a)	133,500	3,446,970
Teradyne, Inc. (a)	300,800	3,302,784
Veeco Instruments, Inc. (a)	111,600	4,259,772

		16,944,412

Semiconductors 9.7%
Fairchild Semiconductor International, Inc. (a)	334,500	3,345,000
Hynix Semiconductor, Inc. (Republic of Korea (South Korea)) (a)	164,020	3,489,221
LSI Corp. (a)	242,000	1,289,860
Micron Technology, Inc. (a)	365,900	3,326,031

		11,450,112

Systems Software 10.7%
CA, Inc.	160,200	3,244,050
McAfee, Inc. (a)	101,000	3,211,800

Invesco Van Kampen Technology Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Oracle Corp.	141,400	$3,191,398
Symantec Corp. (a)	209,700	2,971,449

		12,618,697

Technology Distributors 2.2%
Arrow Electronics, Inc. (a)	47,500	1,295,800
Avnet, Inc. (a)	46,200	1,326,864

		2,622,664

Total Long-Term Investments 99.8% (Cost $121,000,763)		117,684,638

Repurchase Agreements 0.4%
Banc of America Securities ($159,355 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $159,359)		159,355
JPMorgan Chase & Co. ($244,572 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $244,577)		244,572
State Street Bank & Trust Co. ($16,073 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $16,073)		16,073

Total Repurchase Agreements 0.4% (Cost $420,000)		420,000

Total Investments 100.2% (Cost $121,420,763)		118,104,638
Foreign Currency 0.1% (Cost $130,323)		128,377
Liabilities in Excess of Other Assets (0.3%)		(335,101)

Net Assets 100.0%		$117,897,914

Percentages are calculated as a percentage of net assets.

Invesco Van Kampen Technology Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $21,253,043.

(a)	Non-income producing security.
ADR — American Depositary Receipt
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as May 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2
		Other Significant	Level 3 Significant
Investments	Level 1 Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Application Software	$4,513,608	$—	$—	$4,513,608
Communications Equipment	16,874,638	—	—	16,874,638
Computer Hardware	1,279,078	3,187,466	—	4,466,544
Computer Storage & Peripherals	18,305,764	—	—	18,305,764
Data Processing & Outsourced Services	5,885,286	—	—	5,885,286
Electronic Equipment Manufacturers	—	13,311,995	—	13,311,995
Human Resource & Employment Services	3,043,782	—	—	3,043,782
Internet Software & Services	6,296,056	—	—	6,296,056
IT Consulting & Other Services	1,351,080	—	—	1,351,080
Semiconductor Equipment	15,680,051	1,264,361	—	16,944,412
Semiconductors	7,960,891	3,489,221	—	11,450,112
Systems Software	12,618,697	—	—	12,618,697
Technology Distributors	2,622,664	—	—	2,622,664
Repurchase Agreements	—	420,000	—	420,000

Total Investments in an Asset Position	$96,431,595	$21,673,043	$—	$118,104,638

Invesco Van Kampen Technology Fund
Portfolio of Investments — May 31, 2010 (Unaudited) continued
Subsequent Event On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.